Notes on the Consolidated Balance Sheets - Intangible assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2020 EUR (€)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	€ (278,862)
Balance, June 30,	(276,157)
Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(294,960)
Acquired	0
Additions	(1,285)
Disposals	311
Reclassification	0
Currency translation	904
Balance, June 30,	(296,838)
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	16,098
Additions	4,583
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	20,681
Software | Internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(5,040)
Balance, June 30,	(6,341)
Software | Internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(7,785)
Acquired	0
Additions	(968)
Disposals	0
Reclassification	(1,223)
Currency translation	(7)
Balance, June 30,	(9,969)
Software | Internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	2,745
Additions	883
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	3,628
Software | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(94)
Balance, June 30,	(12)
Software | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(125)
Acquired	0
Additions	0
Disposals	0
Reclassification	81
Currency translation	3
Balance, June 30,	(47)
Software | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	31
Additions	4
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	35
Licenses and domains | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(160)
Balance, June 30,	(132)
Licenses and domains | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(347)
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	0
Balance, June 30,	(347)
Licenses and domains | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	187
Additions	28
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	215
Brands and trademarks | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(101,523)
Balance, June 30,	(101,791)
Brands and trademarks | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(102,682)
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	317
Balance, June 30,	(102,999)
Brands and trademarks | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	1,159
Additions	49
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	1,208
Other intangible assets | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(10,658)
Balance, June 30,	(7,129)
Other intangible assets | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(19,310)
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	90
Balance, June 30,	(19,400)
Other intangible assets | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	8,652
Additions	3,619
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	12,271
Intangible assets under development | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(3,159)
Balance, June 30,	(2,023)
Intangible assets under development | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(3,159)
Acquired	0
Additions	(317)
Disposals	311
Reclassification	1,142
Currency translation	0
Balance, June 30,	(2,023)
Intangible assets under development | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	0
Additions	0
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	0
Goodwill | Not internally generated
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(158,228)
Balance, June 30,	(158,729)
Goodwill | Not internally generated | Purchase costs
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	(161,552)
Acquired	0
Additions	0
Disposals	0
Reclassification	0
Currency translation	501
Balance, June 30,	(162,053)
Goodwill | Not internally generated | Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance, January 1,	3,324
Additions	0
Impairment	0
Disposals	0
Reclassification	0
Balance, June 30,	€ 3,324